UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Annual Report September 30, 2007

EATON VANCE-
ATLANTA
CAPITAL
SMID-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

William O. Bell, IV, CFA
Co-Portfolio Manager

William R. Hackney, III, CFA
Co-Portfolio Manager

W. Matthew Hereford, CFA
Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager

The Fund

Performance for the Past Year

•              For the year ended September 30, 2007, the Fund’s Class I shares had a total return of 16.69%, the result of an increase in net asset value (NAV) per share to $14.14 on September 30, 2007, from $13.01 on September 30, 2006, and the reinvestment of $0.941 per share in capital gains.(1)

•              The Fund’s Class A shares had a total return of 16.42% for the same period, the result of an increase in NAV per share to $13.49 on September 30, 2007, from $12.48 on September 30, 2006, and the reinvestment of $0.941 per share in capital gains.(1)

•              For comparison, the Fund’s bench-mark, the Russell 2500 Index, a market-capitalization weighted unmanaged index of the 2,500 smallest companies in the Russell 3000 Index, had a total return of 15.17% for the year ended September 30, 2007. The Fund’s benchmark prior to January 1, 2007, the Russell 2000 Index, a market-capitalization weighted index of 2,000 small company stocks, had a total return of 12.34% for the year ended September 30, 2007. The average total return of funds in the Lipper Small-Cap Core Classification was 13.40% for the period.(2)

See page 3 for additional performance information.

Management Discussion

•              The market environment for small- to mid-capitalization equities was favorable over the year ended September 30, 2007. The seven-year run in which smaller-capitalization stocks outperformed larger-cap stocks came to an end during the period, and growth-style investing started to outperform value-oriented investment styles.(2)

•              Sector performance within the Russell 2500 Index showed broad-based strength, with nine of the 10 economic sectors posting solid gains for the year ended September 30, 2007.(2) The financials sector was the only sector to produce negative returns. Materials led the way with the strongest returns and was one of several sectors that had double-digit returns.

•              The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund, SMID-Cap Portfolio (the “Portfolio”). Management strives to add value through a high-quality investment discipline and Portfolio stock selection, more so than by overweighting or underweighting particular market sectors versus the Fund’s benchmark. As of September 30, 2007, the Portfolio was broadly diversified across all major sectors of the Russell 2500 Index, and the sector weights were roughly in line with their respective weights in the Russell 2500 Index.(2),(3)

•              The Fund’s solid returns for the period outperformed those of the Russell 2500 Index.(2) The Fund’s relative performance can be attributed primarily to positive stock selection, offset by the relatively stronger performance of lower-quality issues over higher-quality over the past year. In fact, lower-quality, higher-beta (greater degree of risk) issues have outperformed for four consecutive years. This trend reversed over the last quarter of the year ended September 30, 2007, however, with high-quality issuers outperforming.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

•                  The Fund benefited from positive stock selection in the technology and financial sectors during the year. It also experienced positive returns from merger & acquisition activity within the Portfolio’s holdings. At the end of the year, the Portfolio was invested in 57 companies and broadly diversified among nine economic sectors.(1)

(1)Holdings are subject to change due to active management.

Common Stock Investments by Sector*

By net assets

*             As a percentage of the Portfolio’s net assets as of September 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Equity Holdings**

By net assets

Affiliated Managers Group, Inc.	4.0%
Market Corp.	4.0
SEI Investments Co.	3.6
Sonic Corp.	2.8
O’Reilly Automotive, Inc.	2.6
Mentor Corp.	2.5
FactSet Research Systems, Inc.	2.4
Respironics, Inc.	2.4
Energen Corp.	2.2
RLI Corp.	2.1

**      Ten Largest Holdings represented 28.6% of Portfolio net assets as of September 30, 2007. Holdings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell 2000 Index, a market-capitalization index of small-company stocks, and the Russell 2500 Index, a market-capitalization weighted unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. The Fund’s benchmark has been changed to the Russell 2500 Index effective January 1, 2007, because the stocks therein are more consistent with the investment style of the Fund. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I, the Russell 2000 Index, and the Russell 2500 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance-Atlanta Capital SMID-Cap Fund Class I vs. the Russell 2000 Index and the Russell 2500 Index*

April 30, 2002 – September 30, 2007

*      Source: Thomson Financial. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $15,801 ($14,892 at the maximum offering price) on 9/30/07. It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Performance**

	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	16.42%	16.69%
Five Years	N.A.	16.37%
Life of Fund†	12.65%	9.62%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	9.74%	16.69%
Five Years	N.A. %	16.37%
Life of Fund†	10.93%	9.62%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

**  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual Operating Expenses

	Class A	Class I
Expense Ratio	1.87%	1.62%
Net Expense Ratio††	1.20%	0.95%
From the Fund’s Prospectus dated 2/1/07

†† Reflects contractual fee waivers and expense reimbursement, a portion of which may be changed or terminated after October 17, 2007. Any change to the remainder of the waivers and reimbursements requires Trustee approval. Without these waivers and reimbursements, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,062.20	$6.20	**
Class I	$1,000.00	$1,063.20	$4.91	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.07	**
Class I	$1,000.00	$1,020.30	$4.81	**

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investment in SMID-Cap Portfolio, at value (identified cost, $25,228,625)	$29,320,554
Receivable for Fund shares sold	21,474
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	72,375
Total assets	$29,414,403
Liabilities
Payable for Fund shares redeemed	$48,567
Payable to affiliate for distribution and service fees	9,167
Accrued expenses	24,370
Total liabilities	$82,104
Net Assets	$29,332,299
Sources of Net Assets
Paid-in capital	$21,477,100
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	3,763,270
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,091,929
Total	$29,332,299
Class A Shares
Net Assets	$15,941,364
Shares Outstanding	1,181,724
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.49
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.49)	$14.31
Class I Shares
Net Assets	$13,390,935
Shares Outstanding	946,891
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2007

Investment Income
Dividends allocated from Portfolio	$196,211
Interest allocated from Portfolio	35,318
Expenses allocated from Portfolio	(229,637)
Net investment income from Portfolio	$1,892
Expenses
Trustees' fees and expenses	$186
Distribution and service fees Class A	26,838
Legal and accounting services	17,621
Registration fees	16,440
Custodian fee	14,336
Transfer and dividend disbursing agent fees	13,628
Printing and postage	6,310
Miscellaneous	5,156
Total expenses	$100,515
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$72,375
Total expense reductions	$72,375
Net expenses	$28,140
Net investment loss	$(26,248)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,975,201
Net realized gain	$3,975,201
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(548,664)
Net change in unrealized appreciation (depreciation)	$(548,664)
Net realized and unrealized gain	$3,426,537
Net increase in net assets from operations	$3,400,289

See notes to financial statements
5

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
From operations — Net investment loss	$(26,248)	$(59,988)
Net realized gain from investment transactions	3,975,201	1,770,386
Net change in unrealized appreciation (depreciation) from investments	(548,664)	(372,248)
Net increase in net assets from operations	$3,400,289	$1,338,150
Distributions to shareholders — From net realized gain Class A	$(615,058)	$(103,880)
Class I	(959,852)	(1,270,994)
Total distributions to shareholders	$(1,574,910)	$(1,374,874)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$10,202,786	$8,297,073
Class I	2,852,347	1,848,413
Net asset value of shares issued to shareholders in payment of distributions declared Class A	476,027	82,332
Class I	768,564	1,157,973
Cost of shares redeemed Class A	(2,594,222)	(2,906,065)
Class I	(3,128,648)	(8,946,998)
Net increase (decrease) in net assets from Fund share transactions	$8,576,854	$(467,272)
Net increase (decrease) in net assets	$10,402,233	$(503,996)
Net Assets
At beginning of year	$18,930,066	$19,434,062
At end of year	$29,332,299	$18,930,066

See notes to financial statements
6

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of year	$12.480	$12.510	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.032)	$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain	1.983	0.924	1.903	0.854
Total income from operations	$1.951	$0.861	$1.826	$0.810
Less distributions
From net realized gain	$(0.941)	$(0.891)	$(0.126)	$—
Total distributions	$(0.941)	$(0.891)	$(0.126)	$—
Net asset value — End of year	$13.490	$12.480	$12.510	$10.810
Total Return(3)	16.42%	7.34%	16.97%	8.10	%(7)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$15,941	$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.21%	1.60%	1.60%	1.60	%(6)
Expenses after custodian fee reduction(4)(5)	1.21%	1.60%	1.60%	1.60	%(6)
Net investment loss	(0.25)%	(0.52)%	(0.66)%	(0.51	)%(6)
Portfolio Turnover of the Portfolio	84%	34%	38%	28%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.57%, 0.27%, 0.27% and 0.43% of average daily net assets for the years ended September 30, 2007, 2006, 2005 and 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of year	$13.010	$12.980	$11.180	$9.550	$7.710
Income (loss) from operations
Net investment loss	$0.000 (2)	$(0.032)	$(0.050)	$(0.031)	$(0.024)
Net realized and unrealized gain	2.071	0.953	1.976	1.661	1.864
Total income from operations	$2.071	$0.921	$1.926	$1.630	$1.840
Less distributions
From net realized gain	$(0.941)	$(0.891)	$(0.126)	$—	$—
Total distributions	$(0.941)	$(0.891)	$(0.126)	$—	$—
Net asset value — End of year	$14.140	$13.010	$12.980	$11.180	$9.550
Total Return(3)	16.69%	7.55%	17.30%	17.07%	23.87%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,391	$11,857	$18,110	$15,616	$10,815
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.96%	1.35%	1.35%	1.35%	1.35%
Expenses after custodian fee reduction(4)(5)	0.96%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	0.00%	(0.25)%	(0.42)%	(0.29)%	(0.28)%
Portfolio Turnover of the Portfolio	84%	34%	38%	28%	54%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.57%, 0.27%, 0.27%, 0.43% and 0.77% of average daily net assets for the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively.) Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements
8

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (formerly Eaton Vance-Atlanta Capital Small-Cap Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a New York Trust having the same investment objective and policies as the Fund. The investment policies of the Portfolio changed effective January 1, 2007, as discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (88.7% at September 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

9

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually all or substantially all of its net realized capital gains allocated to the Fund by the Portfolio (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended September 30, 2007 and September 30, 2006 was as follows:

	Year Ended September 30,
	2007	2006
Distributions declared from:
Long-term capital gains	$1,436,948	$1,374,874
Ordinary Income	$137,962	—

During the year ended September 30, 2007, accumulated net investment loss was decreased by $26,248 and accumulated undistributed net realized gain was decreased by $26,248 primarily due to differences between book and tax accounting for net operating losses. These reclassifications had no effect on the net assets or the net asset value per share of the Fund.

As of September 30, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$839,596
Undistributed long-term capital gains	$2,987,771
Unrealized appreciation	$4,027,832

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and the treatment of short-term capital gains as ordinary income for tax purposes.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2007	2006
Sales	775,613	694,140
Issued to shareholders electing to receive payments of distributions in Fund shares	38,987	7,019
Redemptions	(199,489)	(240,363)
Net increase	615,111	460,796
	Year Ended September 30,
Class I	2007	2006
Sales	212,383	144,039
Issued to shareholders electing to receive payments of distributions in Fund shares	60,138	94,838
Redemptions	(236,765)	(722,808)
Net increase (decrease)	35,756	(483,931)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the period from September 1, 2006 to October 16, 2006, the administrator of the Fund and the sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) agreed to reimburse the Fund's operating expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceeded 0.35% annually of the Fund's average daily net assets. Effective October 17, 2006, the administrator of the Fund and the sub-adviser of the Portfolio agreed to reimburse the Fund's operating expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.15% annually of the Fund's average daily net assets. This agreement may be changed or terminated after January 31, 2009, but is subject to Trustee approval if the reimbursement is reduced to the extent that the Fund's operating expenses would exceed 0.35% annually of average daily net assets. Pursuant to these agreements, EVM and Atlanta Capital were allocated $18,094 and $54,281, respectively, of the Fund's operating expenses for the year ended September 30, 2007. The Portfolio has engaged Boston Management and Research (BMR), a

10

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2007, EVM received $271 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,957 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2007. EVD also received distribution and service fees from Class A shares (see Note 5). Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plan

The Fund has in effect a distribution plan for Class A (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2007 amounted to $26,838 for Class A shares.

6  Contingent Deferred Sales Charges

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. The Fund was informed that EVD did not receive any CDSC paid by Class A shareholders for the year ended September 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2007, aggregated $13,199,293 and $6,060,489, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust
and Shareholders of Eaton Vance-Atlanta
Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

12

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year-end regarding the status of qualified dividend income for individuals and capital gains dividends.

Capital Gains Dividends. The Fund designates $1,436,948 as a capital gain dividend.

Dividends Received Deduction. Corporate Shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualities under tax law. For the Fund's fiscal 2007 ordinary dividends, 15.43% qualifies for the corporate dividends received deduction.

Qualified Dividend Income. The Fund designates approximately $190,383, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

13

SMID-Cap Portfolio as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.9%
Security	Shares	Value
Airlines — 2.1%
SkyWest, Inc.	27,100	$682,107
		$682,107
Automobiles — 1.2%
Thor Industries, Inc.	9,100	$409,409
		$409,409
Capital Markets — 7.6%
Affiliated Managers Group, Inc.(1)	10,300	$1,313,353
SEI Investments Co.	43,440	1,185,043
		$2,498,396
Commercial Banks — 3.8%
City National Corp.	5,600	$389,256
Cullen/Frost Bankers, Inc.	9,280	465,114
Westamerica Bancorporation	8,300	413,423
		$1,267,793
Commercial Services & Supplies — 2.8%
Copart, Inc.(1)	13,300	$457,387
FTI Consulting, Inc.(1)	9,270	466,374
		$923,761
Computer Peripherals — 2.0%
Diebold, Inc.	14,300	$649,506
		$649,506
Construction & Engineering — 1.8%
Jacobs Engineering Group, Inc.(1)	7,820	$591,036
		$591,036
Consumer Finance — 0.9%
Student Loan Corp.	1,600	$288,512
		$288,512
Containers & Packaging — 1.9%
AptarGroup, Inc.	16,200	$613,494
		$613,494

Security	Shares	Value
Distributors — 1.4%
LKQ Corp.(1)	12,980	$451,834
		$451,834
Diversified Consumer Services — 1.4%
Matthews International Corp., Class A	10,900	$477,420
		$477,420
Electric Utilities — 1.2%
DPL, Inc.	15,000	$393,900
		$393,900
Electrical Equipment — 1.4%
Genlyte Group, Inc. (The)(1)	7,100	$456,246
		$456,246
Electronic Equipment & Instruments — 5.2%
Amphenol Corp., Class A	17,300	$687,848
National Instruments Corp.	12,900	442,857
ScanSource, Inc.(1)	20,500	576,255
		$1,706,960
Energy Equipment & Services — 3.0%
FMC Technologies, Inc.(1)	8,600	$495,876
Tetra Technologies, Inc.(1)	23,000	486,220
		$982,096
Food Products — 1.7%
McCormick & Co., Inc.	15,650	$562,930
		$562,930
Gas Utilities — 2.2%
Energen Corp.	12,500	$714,000
		$714,000
Health Care Equipment & Supplies — 9.7%
DENTSPLY International, Inc.	15,100	$628,764
Mentor Corp.	17,830	821,071
ResMed, Inc.(1)	7,100	304,377
Respironics, Inc.(1)	16,600	797,298
Varian Medical Systems, Inc.(1)	16,000	670,240
		$3,221,750

See notes to financial statements
14

SMID-Cap Portfolio as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Health Care Providers & Services — 3.9%
Henry Schein, Inc.(1)	11,000	$669,240
Owens & Minor, Inc.	16,100	613,249
		$1,282,489
Hotels, Restaurants & Leisure — 7.1%
Ambassadors Group, Inc.	12,700	$483,870
Brinker International, Inc.	11,400	312,816
International Speedway Corp., Class A	13,400	614,524
Sonic Corp.(1)	39,800	931,320
		$2,342,530
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	3,800	$308,940
		$308,940
Insurance — 9.0%
Brown and Brown, Inc.	17,700	$465,510
HCC Insurance Holdings, Inc.	17,520	501,773
Markel Corp.(1)	2,700	1,306,800
RLI Corp.	12,500	709,000
		$2,983,083
IT Services — 0.7%
Total System Services, Inc.	8,400	$233,352
		$233,352
Life Sciences Tools & Services — 1.0%
Covance, Inc.(1)	4,390	$341,981
		$341,981
Machinery — 1.5%
Graco, Inc.	12,300	$481,053
		$481,053
Marine — 1.0%
Kirby Corp.(1)	7,900	$348,706
		$348,706
Media — 1.2%
Morningstar, Inc.(1)	6,500	$399,100
		$399,100

Security	Shares	Value
Personal Products — 1.8%
Alberto-Culver Co.	23,400	$580,086
		$580,086
Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc., Class A	5,700	$314,412
		$314,412
Road & Rail — 1.4%
Landstar System, Inc.	11,300	$474,261
		$474,261
Software — 7.5%
ANSYS, Inc.(1)	19,700	$673,149
FactSet Research Systems, Inc.	11,800	808,890
Fair Isaac Corp.	8,300	299,713
Jack Henry & Associates, Inc.	26,700	690,462
		$2,472,214
Specialty Retail — 6.7%
Aaron Rents, Inc.	15,500	$345,650
CarMax, Inc.(1)	13,450	273,439
O'Reilly Automotive, Inc.(1)	25,530	852,957
Sally Beauty Holdings, Inc.(1)	51,500	435,175
Tiffany & Co.	6,100	319,335
		$2,226,556
Total Common Stocks (identified cost $26,968,300)		$31,679,913
Total Investments — 95.9% (identified cost $26,968,300)		$31,679,913
Other Assets, Less Liabilities — 4.1%		$1,361,363
Net Assets — 100.0%		$33,041,276

(1)  Non-income producing security.

See notes to financial statements
15

SMID-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investments, at value (identified cost, $26,968,300)	$31,679,913
Cash	1,364,139
Receivable from the investment adviser and sub-adviser	18,491
Interest and dividends receivable	36,249
Total assets	$33,098,792
Liabilities
Payable to affiliate for investment advisory fee	$20,963
Accrued expenses	36,553
Total liabilities	$57,516
Net Assets applicable to investors' interest in Portfolio	$33,041,276
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$28,329,663
Net unrealized appreciation (computed on the basis of identified cost)	4,711,613
Total	$33,041,276

Statement of Operations

For the Year Ended
September 30, 2007

Investment Income
Dividends	$219,838
Interest	39,654
Total investment income	$259,492
Expenses
Investment adviser fee	$268,328
Trustees' fees and expenses	1,085
Custodian fee	34,693
Legal and accounting services	25,487
Miscellaneous	1,429
Total expenses	$331,022
Deduct — Reduction of custodian fee	$1,117
Waiver of investment adviser fee	53,445
Allocation of expenses to the investment adviser and sub-adviser	18,491
Total expense reductions	$73,053
Net expenses	$257,969
Net investment income	$1,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,595,599
Net realized gain	$4,595,599
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(700,232)
Net change in unrealized appreciation (depreciation)	$(700,232)
Net realized and unrealized gain	$3,895,367
Net increase in net assets from operations	$3,896,890

See notes to financial statements
16

SMID-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
From operations — Net investment income (loss)	$1,523	$(28,917)
Net realized gain from investment transactions	4,595,599	2,065,592
Net change in unrealized appreciation (depreciation) from investments	(700,232)	(396,870)
Net increase in net assets from operations	$3,896,890	$1,639,805
Capital transactions — Contributions	$14,891,571	$11,128,257
Withdrawals	(8,271,196)	(13,007,237)
Net increase (decrease) in net assets from capital transactions	$6,620,375	$(1,878,980)
Net increase (decrease) in net assets	$10,517,265	$(239,175)
Net Assets
At beginning of year	$22,524,011	$22,763,186
At end of year	$33,041,276	$22,524,011

See notes to financial statements
17

SMID-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.96%	1.23%	1.25%	1.28%	1.05%
Expenses after custodian fee reduction(1)	0.96%	1.23%	1.25%	1.28%	1.05%
Net investment income (loss)	0.01%	(0.13)%	(0.31)%	(0.22)%	0.03%
Portfolio Turnover	84%	34%	38%	28%	54%
Total Return	16.70%	7.67%	17.42%	17.15%	24.24%
Net assets, end of year (000's omitted)	$33,041	$22,524	$22,763	$19,433	$14,462

(1)  The investment adviser waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.27%, less than 0.01%, 0.01%, 0.01% and 0.28% of average daily net assets for the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively. A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver, total return would be lower.

See notes to financial statements
18

SMID-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

SMID-Cap Portfolio (formerly Small-Cap Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on December 10, 2001. Prior to January 1, 2007, the Portfolio pursued its objective by investing in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks). Effective January 1, 2007, the Portfolio seeks to achieve long-term capital growth by investing in common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index (small to mid-cap stocks). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2007, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an approximate 88.7% and 2.6% interest, respectively, in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income,

19

SMID-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions
with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2007, the investment adviser fee amounted to $268,328. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect, majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Effective October 17, 2006, BMR and Atlanta Capital have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually of average daily net assets. This agreement may be changed or terminated on or after January 31, 2009. For the year ended September 30, 2007, BMR waived $51,668 of its advisory fee. Atlanta Capital, in turn, waived $38,751 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2007, BMR waived $1,777 of its advisory fee. Atlanta Capital, in turn, waived $1,777 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $4,623 and $13,868, respectively, of the Portfolio's operating expenses for the period October 17, 2006 to September 30, 2007. Except as to Trustees of the Portfolio who are not members of EVM'S or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $27,782,620 and $21,445,989, respectively, for the year ended September 30, 2007.

20

SMID-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Unrealized
Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,061,924
Gross unrealized appreciation	$5,421,014
Gross unrealized depreciation	(803,025)
Net unrealized appreciation	$4,617,989

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2007.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

21

SMID-Cap Portfolio as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the Portfolio), including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

22

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (formerly Small-Cap Portfolio) (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (formerly Eaton Vance-Atlanta Capital Small-Cap Fund) (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

24

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2006 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's and the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund and noted that in October 2006 the Adviser implemented additional waivers/reimbursements with respect to the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

25

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee; President of the Trust and Vice President of the Portfolio	Trustee since 2007; President of the Trust since 2002 and Vice President of the Portfolio since 2001	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989 and of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

26

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and of the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 7 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Previously, Portfolio Manager with INVESCO (1998-2002). Officer of 1 registered investment company managed by EVM or BMR.

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 7 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 97 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer of EVC, EVM and BMR, and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

27

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital SMID-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-11/07  ASCSRC

Annual Report September 30, 2007

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

William R. Hackney, III, CFA
Co-Portfolio Manager

Marilyn Robinson Irvin, CFA
Co-Portfolio Manager

Paul J.Marshall, CFA
Co-Portfolio Manager

The Fund

Performance for the Past Year

•                  For the year ended September 30, 2007, the Fund’s Class I shares had a total return of 18.09%, the result of an increase in net asset value (NAV) per share to $12.17 on September 30, 2007, from $11.01 on September 30, 2006, and the reinvestment of $0.041 per share in dividend income and $0.704 per share in capital gains.(1)

•                  The Fund’s Class A shares had a total return of 17.79% for the same period, the result of an increase in NAV per share to $12.76 on September 30, 2007, from $11.51 on September 30, 2006, and the reinvestment of $0.012 per share in dividend income and $0.704 per share in capital gains.(1)

•                  For comparison, the Fund’s bench mark, the S&P 500 Index, a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, had a total return of 16.43% for the year ended September 30, 2007. The average total return of funds in the Lipper Large-Cap Core Classification was 15.96% for the period.(2)

See page 3 for additional performance information.

Management Discussion

•                  Despite the ill effects of rising oil prices and a crisis in the housing market, the stock market posted healthy gains for the 12 months ended September 30, 2007. The largest gains among the 10 economic sectors that make up the S&P 500 Index were posted by the energy and materials sectors, which benefited from a robust global economy and rising commodity prices. The S&P 500 energy and basic materials components recorded returns of 43% and 36%, respectively, over the past 12 months.(2)

•                  While all sectors of the S&P 500 Index posted gains for the past 12 months, the financials and consumer discretionary sectors recorded the smallest advances. These sectors were most impacted by deteriorating conditions in the housing market – the weakest link in the chain of U.S. economic activity – and posted single-digit returns.(2)

•                  The Fund currently invests in a separate registered investment company, Large-Cap Portfolio (the “Portfolio”), with the same objective and policies as the Fund. The Fund’s total return outperformed that of the S&P 500 Index primarily due to strong stock selection within the Portfolio. The Portfolio maintained representation in eight of the 10 sectors constituting the S&P 500 Index and outperformed its benchmark in six of the eight sectors for the one-year period. The Portfolio’s sector weightings versus the benchmark had a negligible effect on performance during the period.(3)

•                  Stock selection was strongest in the energy sector of the Portfolio, which posted strong returns due to the robust price gains in several oil service and oil well equipment stocks during the period. The Portfolio’s financial stocks also turned in strong relative performance due to price gains in selected insurance and

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Holdings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FUND PERFORMANCE

asset management names. The weakest returns came from the health care and information technology sectors, where price declines in a biotechnology holding and communications equipment holding restrained performance in these sectors.(1)

•                  At September 30, 2007, the Portfolio was overweight in the technology, health care, consumer staples and industrials sectors, relative to the S&P 500 Index. As of that time, management believed these sectors exhibited the most favorable long-term earnings growth prospects due to their exposure to a robust global economy, and positioned the Portfolio accordingly. The Portfolio was underweight in the energy and financials sectors and had no representation in the telecommunications services and utilities sectors as of September 30, 2007.(1)

•                  The Fund continued to pursue a high-quality growth strategy, focusing on seasoned companies with favorable long-term track records of consistent earnings growth. Management’s investment strategy over the past year has emphasized companies with significant foreign sales exposure, due to the fact that the global economy is growing at about twice the rate of the U.S. economy. Conversely, management de-emphasized companies heavily dependent on U.S. discretionary consumer spending, in light of the worsening problems in the residential real estate market and their likely impact on consumer psychology.

(1)     Sector weightings are subject to change due to active management.

Common Stock Investments by Sector*

By net assets

*   As a percentage of the Portfolio’s net assets as of September 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Equity Holdings**

By net assets

Cisco Systems, Inc.	4.5%
General Electric Co.	4.1
Procter & Gamble Co.	3.2
Baker Hughes, Inc.	3.1
Microsoft Corp.	2.8
National-Oilwell Varco, Inc.	2.7
Apache Corp.	2.7
Abbott Laboratories	2.6
Air Products and Chemicals, Inc.	2.6
Medtronic, Inc.	2.6

**  Ten Largest Holdings represented 30.9% of Portfolio net assets as of September 30, 2007.  Holdings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P 500 Index, a broad-based, unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the S&P 500 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance-Atlanta Capital Large-Cap Growth Fund Class I vs. the S&P 500 Index*

April 30, 2002 – September 30, 2007

*                 Source: Thomson Financial. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $13,924 ($13,124 at the maximum offering price) on 9/30/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Performance**

	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	17.79%	18.09%
Five Years	N.A.	12.74%
Life of Fund†	9.00%	5.67%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	11.03%	18.09%
Five Years	N.A.	12.74%
Life of Fund†	7.33%	5.67%

†Inception Dates – Class A:11/28/03; Class I:4/30/02

**   Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual Operating Expenses

	Class A	Class I
Expense Ratio	1.42%	1.17%
Net Expense Ratio††	1.25%	1.00%
From the Fund’s Prospectus dated 2/1/07

††  Reflects a voluntary expense reimbursement which may be changed or terminated at any time, subject to Trustee approval. Without this reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,129.20	$6.67	**
Class I	$1,000.00	$1,131.00	$5.34	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.33	**
Class I	$1,000.00	$1,020.10	$5.06	**

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investment in Large-Cap Portfolio, at value (identified cost, $19,740,519)	$26,466,532
Receivable for Fund shares sold	2,217
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	36,954
Total assets	$26,505,703
Liabilities
Payable for Fund shares redeemed	$37,684
Payable to affiliate for distribution and service fees	7,821
Accrued expenses	25,395
Total liabilities	$70,900
Net Assets	$26,434,803
Sources of Net Assets
Paid-in capital	$17,674,028
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,996,484
Accumulated undistributed net investment income	38,278
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	6,726,013
Total	$26,434,803
Class A Shares
Net Assets	$12,285,099
Shares Outstanding	962,975
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.76
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.76)	$13.54
Class I Shares
Net Assets	$14,149,704
Shares Outstanding	1,162,815
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.17
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2007

Investment Income
Dividends allocated from Portfolio	$345,431
Interest allocated from Portfolio	15,758
Expenses allocated from Portfolio	(239,928)
Net investment income from Portfolio	$121,261
Expenses
Trustees' fees and expenses	$185
Distribution and service fees Class A	32,773
Legal and accounting services	18,446
Registration fees	15,590
Transfer and dividend disbursing agent fees	14,554
Custodian fee	13,746
Printing and postage	5,768
Miscellaneous	5,071
Total expenses	$106,133
Deduct —
Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$36,954
Total expense reductions	$36,954
Net expenses	$69,179
Net investment income	$52,082
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,061,771
Net realized gain	$2,061,771
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,302,632
Net change in unrealized appreciation (depreciation)	$2,302,632
Net realized and unrealized gain	$4,364,403
Net increase in net assets from operations	$4,416,485

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
From operations — Net investment income	$52,082	$71,229
Net realized gain from investment transactions	2,061,771	1,736,483
Net change in unrealized appreciation (depreciation) from investments	2,302,632	(346,066)
Net increase in net assets from operations	$4,416,485	$1,461,646
Distributions to shareholders — From net investment income
Class A	$(13,144)	$—
Class I	(52,733)	(89,933)
From net realized gain Class A	(798,176)	(60,458)
Class I	(908,193)	(684,414)
Total distributions to shareholders	$(1,772,246)	$(834,805)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,822,300	$15,665,326
Class I	4,523,432	5,280,036
Net asset value of shares issued to shareholders in payment of distributions declared Class A	791,605	52,131
Class I	940,803	774,347
Cost of shares redeemed Class A	(4,783,439)	(5,089,629)
Class I	(6,036,706)	(21,841,903)
Net decrease in net assets from Fund share transactions	$(2,742,005)	$(5,159,692)
Net decrease in net assets	$(97,766)	$(4,532,851)
Net Assets
At beginning of year	$26,532,569	$31,065,420
At end of year	$26,434,803	$26,532,569
Accumulated undistributed net investment income included in net assets
At end of year	$38,278	$52,073

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of year	$11.510	$11.220	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.006	$0.016	$0.044	$(0.004)
Net realized and unrealized gain	1.960	0.526	0.908	0.324
Total income from operations	$1.966	$0.542	$0.952	$0.320
Less distributions
From net investment income	$(0.012)	$—	$(0.027)	$—
From net realized gain	(0.704)	(0.252)	(0.025)	—
Total distributions	$(0.716)	$(0.252)	$(0.052)	$—
Net asset value — End of year	$12.760	$11.510	$11.220	$10.320
Total Return(3)	17.79%	4.87%	9.23%	3.20	%(7)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$12,285	$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.25%	1.25%	1.25%	1.25	%(5)
Expenses after custodian fee reduction(4)(6)	1.25%	1.25%	1.25%	1.25	%(5)
Net investment income (loss)	0.05%	0.14%	0.40%	(0.04	)%(5)
Portfolio Turnover of the Portfolio	37%	46%	45%	35%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the years ended September 30, 2007, 2006, 2005, and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(7)  Not annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of year	$11.010	$10.750	$9.900	$9.070	$7.400
Income (loss) from operations
Net investment income	$0.035	$0.034	$0.064	$0.020	$0.020
Net realized and unrealized gain	1.870	0.511	0.862	0.829	1.660
Total income from operations	$1.905	$0.545	$0.926	$0.849	$1.680
Less distributions
From net investment income	$(0.041)	$(0.033)	$(0.051)	$(0.019)	$(0.010)
From net realized gain	(0.704)	(0.252)	(0.025)	—	—
Total distributions	$(0.745)	$(0.285)	$(0.076)	$(0.019)	$(0.010)
Net asset value — End of year	$12.170	$11.010	$10.750	$9.900	$9.070
Total Return(2)	18.09%	5.12%	9.37%	9.36%	22.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,150	$13,383	$28,637	$28,079	$26,154
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses after custodian fee reduction(3)(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.31%	0.32%	0.61%	0.20%	0.24%
Portfolio Turnover of the Portfolio	37%	46%	45%	35%	34%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.14%, 0.17%, 0.07%, 0.08% and 0.15% of average daily net assets for years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Portfolio (the Portfolio), a New York Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually all or

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

substantially all of its net realized capital gains allocated to the Fund by the Portfolio (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2007 and September 30, 2006 was as follows:

	Year Ended September 30,
	2007	2006
Distributions declared from:
Ordinary income	$65,877	$89,933
Long-term capital gains	$1,706,369	$744,872

As of September 30, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$246,402
Undistributed long-term capital gains	$1,822,112
Unrealized appreciation	$6,692,261

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and the treatment of short-term capital gains as ordinary income for tax purposes.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	154,520	1,368,368
Issued to shareholders electing to receive payments of distributions in Fund shares	69,075	4,613
Redemptions	(403,224)	(446,876)
Net increase (decrease)	(179,629)	926,105
Class I	Year Ended September 30, 2007	Year Ended September 30, 2006
Sales	406,672	490,168
Issued to shareholders electing to receive payments of distributions in Fund shares	86,233	71,765
Redemptions	(545,655)	(2,010,097)
Net decrease	(52,750)	(1,448,164)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the year ended September 30, 2007, the administrator of the Fund and sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) have agreed to reimburse the Fund's expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.35% annually of the Fund's average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $14,213 and $22,741, respectively, of the Fund's operating expenses for the year ended September 30, 2007. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2007, EVM received $438 in sub-transfer agent fees from the

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,956 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2007. EVD also received distribution and service fees from Class A shares (see Note 5). Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2007 amounted to $32,773 for Class A shares.

6  Contingent Deferred Sales Charges

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. The Fund was informed that EVD did not receive any CDSC paid by Class A shareholders for the year ended September 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $6,345,547 and $10,884,691, respectively, for the year ended September 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years then ended and for the period from the start of business, November 8, 2003 to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years then ended and for the period from the start of business, November 8, 2003 to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year-end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $344,640, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2007 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund designates $1,706,369 as a capital gain dividend.

Large-Cap Portfolio as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 2.3%
United Technologies Corp.	7,500	$603,600
		$603,600
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	5,000	$236,500
		$236,500
Beverages — 4.3%
Coca-Cola Co. (The)	9,000	$517,230
PepsiCo, Inc.	8,500	622,710
		$1,139,940
Biotechnology — 1.9%
Genentech, Inc.(1)	6,500	$507,130
		$507,130
Capital Markets — 5.5%
Bank of New York Mellon Corp. (The)	12,735	$562,123
Charles Schwab Corp.	13,000	280,800
Merrill Lynch & Co., Inc.	4,500	320,760
SEI Investments Co.	10,500	286,440
		$1,450,123
Chemicals — 2.6%
Air Products and Chemicals, Inc.	7,000	$684,320
		$684,320
Communications Equipment — 4.5%
Cisco Systems, Inc.(1)	36,000	$1,191,960
		$1,191,960
Computer Peripherals — 4.2%
Apple, Inc.(1)	2,000	$307,080
International Business Machines Corp.	4,000	471,200
Network Appliance, Inc.(1)	12,000	322,920
		$1,101,200

Security	Shares	Value
Consumer Finance — 1.4%
American Express Co.	6,500	$385,905
		$385,905
Diversified Financial Services — 1.2%
Citigroup, Inc.	7,000	$326,690
		$326,690
Electrical Equipment — 3.0%
Cooper Industries, Inc.	5,000	$255,450
Emerson Electric Co.	10,000	532,200
		$787,650
Energy Equipment & Services — 5.8%
Baker Hughes, Inc.	9,000	$813,330
National-Oilwell Varco, Inc.(1)	5,000	722,500
		$1,535,830
Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	8,000	$490,960
CVS Caremark Corp.	13,000	515,190
		$1,006,150
Health Care Equipment & Supplies — 7.2%
DENTSPLY International, Inc.	11,400	$474,696
Medtronic, Inc.	12,000	676,920
St. Jude Medical, Inc.(1)	7,500	330,525
Varian Medical Systems, Inc.(1)	10,000	418,900
		$1,901,041
Hotels, Restaurants & Leisure — 1.5%
International Game Technology	9,000	$387,900
		$387,900
Household Products — 4.3%
Colgate-Palmolive Co.	4,000	$285,280
Procter & Gamble Co.	12,000	844,080
		$1,129,360

See notes to financial statements

Large-Cap Portfolio as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Security	Shares	Value
Industrial Conglomerates — 5.2%
General Electric Co.	26,000	$1,076,400
Textron, Inc.	5,000	311,050
		$1,387,450
Insurance — 3.9%
AFLAC, Inc.	11,000	$627,440
American International Group, Inc.	6,000	405,900
		$1,033,340
Internet Software & Services — 1.6%
eBay, Inc.(1)	11,000	$429,220
		$429,220
IT Services — 2.5%
Automatic Data Processing, Inc.	8,500	$390,405
Cognizant Technology Solutions Corp., Class A(1)	3,500	279,195
		$669,600
Machinery — 2.9%
Deere & Co.	2,500	$371,050
Dover Corp.	8,000	407,600
		$778,650
Media — 0.9%
Omnicom Group, Inc.	5,000	$240,450
		$240,450
Metals & Mining — 1.0%
Alcoa, Inc.	6,500	$254,280
		$254,280
Multiline Retail — 2.9%
Kohl's Corp.(1)	5,000	$286,650
Target Corp.	7,500	476,775
		$763,425
Oil, Gas & Consumable Fuels — 3.8%
Apache Corp.	8,000	$720,480
Marathon Oil Corp.	5,000	285,100
		$1,005,580

Security	Shares	Value
Pharmaceuticals — 5.6%
Abbott Laboratories	13,000	$697,060
Merck & Co., Inc.	10,000	516,900
Wyeth	6,000	267,300
		$1,481,260
Semiconductors & Semiconductor Equipment — 5.8%
Intel Corp.	21,000	$543,060
Linear Technology Corp.	11,000	384,890
Texas Instruments, Inc.	17,000	622,030
		$1,549,980
Software — 4.2%
Citrix Systems, Inc.(1)	9,000	$362,880
Microsoft Corp.	25,500	751,230
		$1,114,110
Specialty Retail — 2.8%
Lowe's Companies, Inc.	11,500	$322,230
Staples, Inc.	19,000	408,310
		$730,540
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	7,500	$439,950
		$439,950
Total Common Stocks (identified cost $19,510,545)		$26,253,134
Total Investments — 99.2% (identified cost $19,510,545)		$26,253,134
Other Assets, Less Liabilities — 0.8%		$213,518
Net Assets — 100.0%		$26,466,652

(1)  Non-income producing security.

See notes to financial statements

Large-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investments, at value (identified cost, $19,510,545)	$26,253,134
Cash	237,817
Dividends and interest receivable	28,862
Total assets	$26,519,813
Liabilities
Payable to affiliate for investment advisory fee	$14,032
Accrued expenses	39,129
Total liabilities	$53,161
Net Assets applicable to investors' interest in Portfolio	$26,466,652
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$19,724,063
Net unrealized appreciation (computed on the basis of identified cost)	6,742,589
Total	$26,466,652

Statement of Operations

For the Year Ended
September 30, 2007

Investment Income
Dividends	$346,683
Interest	15,822
Total investment income	$362,505
Expenses
Investment adviser fee	$181,184
Trustees' fees and expenses	1,846
Custodian fee	30,657
Legal and accounting services	27,303
Miscellaneous	2,294
Total expenses	$243,284
Deduct — Reduction of investment adviser fee	$2,479
Total expense reductions	$2,479
Net expenses	$240,805
Net investment income	$121,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,068,339
Net realized gain	$2,068,339
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,307,798
Net change in unrealized appreciation (depreciation)	$2,307,798
Net realized and unrealized gain	$4,376,137
Net increase in net assets from operations	$4,497,837

See notes to financial statements

Large-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2007	Year Ended September 30, 2006
From operations — Net investment income	$121,700	$134,904
Net realized gain from investment transactions	2,068,339	1,740,774
Net change in unrealized appreciation (depreciation) from investments	2,307,798	(345,535)
Net increase in net assets from operations	$4,497,837	$1,530,143
Capital transactions — Contributions	$6,345,547	$20,960,643
Withdrawals	(11,011,800)	(27,023,062)
Net decrease in net assets from capital transactions	$(4,666,253)	$(6,062,419)
Net decrease in net assets	$(168,416)	$(4,532,276)
Net Assets
At beginning of year	$26,635,068	$31,167,344
At end of year	$26,466,652	$26,635,068

See notes to financial statements

Large-Cap Portfolio as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.86%	0.87%	0.83%	0.83%	0.80%
Expenses after custodian fee reduction(1)	0.86%	0.87%	0.83%	0.83%	0.80%
Net investment income	0.44%	0.48%	0.78%	0.37%	0.44%
Portfolio Turnover	37%	46%	45%	35%	34%
Total Return	18.25%	5.25%	9.53%	9.55%	22.95%
Net assets, end of year (000's omitted)	$26,467	$26,635	$31,167	$32,127	$29,536

(1)  The investment adviser waived a portion of its investment advisory fee (equal to 0.01%, 0.01%, less than 0.01%, less than 0.01%, and 0.04% of average daily net assets for the years ended September 30, 2007, 2006, 2005, 2004, and 2003, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

See notes to financial statements

Large-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Large-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on December 10, 2001. The Portfolio seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2007, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.

The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee

Large-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2007, the investment adviser fee amounted to $181,184. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), an indirect, majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2007, BMR waived $2,479 of its advisory fee. Atlanta Capital, in turn, waived $2,479 of its sub-advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,088,628 and $14,174,184, respectively, for the year ended September 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,545,410
Gross unrealized appreciation	$6,966,280
Gross unrealized depreciation	(258,556)
Net unrealized appreciation	$6,707,724

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term

Large-Cap Portfolio as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2007.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Large-Cap Portfolio as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Large-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Large-Cap Portfolio (the Portfolio), including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly in all material respects, the financial position of Large-Cap Portfolio as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Large Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and investment sub-advisory agreements.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee; President of the Trust and Vice President of the Portfolio	Trustee since 2007; President of the Trust since 2002 and Vice President of the Portfolio since 2001	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989 and of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustee(s)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 7 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

Marilyn Robinson Irvin 6/17/58	Vice President of the Portfolio	Since 2001	Senior Vice President and Principal of Atlanta Capital. Officer of 2 registered investment company managed by EVM or BMR.

Paul J. Marshall 5/2/65	Vice President of the Portfolio	Since 2003	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 7 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 97 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustee(s) (continued)

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer of EVC, EVM and BMR, and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

Investment Adviser of Large-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-11/07  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund and Eaton Vance-Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2006 and September 30, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$10,180	$11,470

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,320	$6,541

All Other Fees(3)	$0	$0

Total	$16,500	$18,011

Eaton Vance-Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$9,030	$10,320

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,320	$6,541

All Other Fees(3)	$0	$0

Total	$15,350	$16,861

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30).  In addition, the Series differed as to principal accountant during the periodS; i.e., certain Series had PricewaterhouseCoopers LLP (“PWC) as a principal accountant and other Series have Deloitte & Touche LLP (“D&T”) as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’ respective principal accountant for the last two fiscal years of each Series.

Fiscal Years	8/31/06		9/30/06		8/31/07		9/30/07
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Audit Fees	$74,200	$22,670	$0	$43,070	$88,288	$25,350	$0	$21,790

Audit-Related Fees(1)	0	0	0	0	0	0	0	0

Tax Fees(2)	31,500	11,550	0	19,290	14,800	11,954	0	13,082

All Other Fees(3)	0	0	0	0	0	0	0	0

Total	$105,700	$34,220	$0	$62,360	$103,088	$37,304	$0	$34,872

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2006 and September 30, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series’ respective principal accountant for the last 2 fiscal years of each Series.

Fiscal Years	8/31/06		9/30/06		8/31/07		9/30/07
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Registrant(1)	$31,500	$11,550	$0	$19,290	$14,800	$11,954	$0	$13,082

Eaton Vance(2)	$83,416	$42,100	$68,486	$72,100	$60,399	$190,525	$60,399	$289,446

(1)	Includes all of the Series of the Trust.

(2)

During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2007

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust, Jr.
President

Date:	November 15, 2007